PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 130.5%
Asset-Backed Securities 1.9%
Cayman Islands
Cathedral Lake CLO Ltd., Series 2016-04A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.385%(c)	10/20/28		6,000	$5,776,981
Voya CLO Ltd., Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	2.155(c)	04/17/30		5,000	4,825,000

Total Asset-Backed Securities (cost $11,000,000)					10,601,981
Bank Loans 10.1%
Canada 0.7%
Xplornet Communications, Inc., New Term B Loan, 3 Month LIBOR + 4.000%	5.450(c)	09/09/21		3,825	3,724,244
France 0.6%
Casino Guichard Perrachon SA, Term Loan B, 3 Month EURIBOR + 5.500% (Cap N/A, Floor 0.000%)	5.500(c)	01/31/24	EUR	3,200	3,321,523
Germany 0.3%
Speedster Bidco GmbH, Second Lien Term Loan, 6 Month EURIBOR + 6.250% (Cap N/A, Floor 0.000%)	6.250(c)	03/31/28	EUR	2,075	1,841,850
Luxembourg 0.7%
Intelsat Jackson Holdings SA, Tranche B-5 Term Loan	6.625	01/02/24		3,695	3,678,372
Saint Lucia 0.4%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	4.870(c)	05/27/24		2,487	2,017,780
United Kingdom 1.7%
EG Finco Ltd., Second Lien Term Loan, 6 Month EURIBOR + 7.750% (Cap N/A, Floor 100.000%)	8.750(c)	04/20/26	EUR	2,916	2,188,984

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United Kingdom (cont’d.)
Froneri Finco SARL, Second Lien Facility Loan, 6 Month EURIBOR + 5.750% (Cap N/A, Floor 0.000%)^	5.750%(c)	01/31/28	EUR	3,800	$3,893,555
Richmond UK Bidco Ltd., Facility B, 1 - 6 Month GBP LIBOR + 4.250%	4.975(c)	03/03/24	GBP	119	121,647
Tilney Group Ltd., Facility B Loan, 6 Month GBP LIBOR + 5.000%	5.880(c)	12/20/25	GBP	3,025	3,343,264
					9,547,450
United States 5.7%
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	6.904(c)	08/04/25		2,805	2,680,732
CEC Entertainment, Inc., Term B Loan, 3 Month LIBOR + 6.500%	7.572(c)	08/31/26		858	423,372
Chesapeake Energy Corp., Class A Loan, 2 Month LIBOR + 8.000%	9.000(c)	05/23/24		3,875	1,336,875
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 6 Month LIBOR + 5.000%^	6.000(c)	03/28/24		866	762,300
Term B Loan, 1 Month LIBOR + 4.500%^	5.500(c)	07/29/21		913	867,278

Diamond BC BV, Initial Euro Term Loan, 1 - 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	09/06/24	EUR	2,544	2,431,557
Finastra USA, Inc., Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%	8.250(c)	06/13/25		2,450	2,079,437
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.771(c)	07/30/26		2,637	2,162,135
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%	3.654(c)	02/25/27		700	655,813
Second Lien Initial Loan, 1 Month LIBOR + 7.125%	7.125(c)	02/25/25		800	756,000
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%	4.200(c)	09/24/24		819	573,245
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%	4.704(c)	02/24/25		226	155,895

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
United States (cont’d.)

McAfee LLC, Second Lien Initial Loan, 1 Month LIBOR + 8.500%	9.500%(c)	09/29/25		1,947	$1,883,602
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	4.200(c)	06/07/23		750	686,250
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	4.220(c)	11/06/24		2,807	2,530,913
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.072(c)	12/10/24		2,716	2,683,377
Sally Holdings LLC, Term B-2 Loan^	4.500	07/05/24		1,905	1,771,650
Stonegate Pub Co. Ltd., First Lien Initial Term B Loan, 1 - 3 Month GBP LIBOR + 8.500%^	8.982(c)	03/03/28	GBP	5,900	5,498,977
TIBCO Software, Inc., Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.660(c)	03/03/28		1,800	1,656,000
					31,595,408

Total Bank Loans (cost $65,039,552)					55,726,627
Corporate Bonds 102.3%
Argentina 0.2%
YPF SA,
Sr. Unsec’d. Notes	8.500	03/23/21		500	313,955
Sr. Unsec’d. Notes, 144A	6.950	07/21/27		1,752	782,091
Sr. Unsec’d. Notes, 144A	8.500	07/28/25		300	144,597
					1,240,643
Bahrain 0.4%
Oil & Gas Holding Co. BSCC (The),
Sr. Unsec’d. Notes(aa)	7.500	10/25/27		1,000	951,672
Sr. Unsec’d. Notes(aa)	8.375	11/07/28		780	759,989
Sr. Unsec’d. Notes, 144A(aa)	7.625	11/07/24		380	372,453
					2,084,114

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Belarus 0.1%
Development Bank of the Republic of Belarus JSC, Sr. Unsec’d. Notes, 144A	6.750%	05/02/24	850	$788,066
Brazil 3.6%
Banco do Brasil SA, Gtd. Notes(aa)	3.875	10/10/22	2,000	1,983,703
Banco Votorantim SA, Sr. Unsec’d. Notes, 144A, MTN(aa)	4.500	09/24/24	1,120	1,094,940
MARB BondCo PLC, Gtd. Notes(aa)	6.875	01/19/25	2,000	1,919,674
NBM US Holdings, Inc., Gtd. Notes, 144A(aa)	7.000	05/14/26	1,000	961,274
Petrobras Global Finance BV,
Gtd. Notes(aa)	5.999	01/27/28	2,000	1,933,446
Gtd. Notes(aa)	6.900	03/19/49	1,640	1,587,505
Gtd. Notes(aa)	7.375	01/17/27	2,890	3,048,134
Gtd. Notes(aa)	8.750	05/23/26	6,490	7,218,129
				19,746,805
Canada 4.4%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	3,625	2,413,468
Sr. Unsec’d. Notes, 144A(aa)	7.500	03/15/25	475	308,235
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	2,750	1,811,483
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	5,825	4,834,296

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A(aa)	4.875	02/15/30	1,275	1,051,282
Eldorado Gold Corp., Sec’d. Notes, 144A	9.500	06/01/24	2,125	2,267,615
IAMGOLD Corp., Gtd. Notes, 144A(aa)	7.000	04/15/25	1,875	1,889,287
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	825	739,820
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,275	1,195,824

MEG Energy Corp., Sr. Unsec’d. Notes, 144A(aa)	7.125	02/01/27	550	371,338
New Gold, Inc.,
Gtd. Notes, 144A(aa)	6.250	11/15/22	610	610,246

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
New Gold, Inc., (cont’d.)
Gtd. Notes, 144A(aa)	6.375%	05/15/25		1,490	$1,434,757

NOVA Chemicals Corp., Sr. Unsec’d. Notes, 144A(aa)	5.250	06/01/27		2,000	1,599,677
Precision Drilling Corp., Gtd. Notes, 144A(aa)	7.125	01/15/26		3,475	1,391,801
Xplornet Communications, Inc., Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625	9.625	06/01/22		2,185	2,201,385
					24,120,514
Chile 0.4%
VTR Finance BV, Sr. Sec’d. Notes, 144A(aa)	6.875	01/15/24		2,233	2,216,601
China 0.2%
Sunac China Holdings Ltd.,
Sr. Sec’d. Notes	7.250	06/14/22		365	360,976
Sr. Sec’d. Notes	7.875	02/15/22		1,000	1,004,832
					1,365,808
Colombia 0.3%
Millicom International Cellular SA, Sr. Unsec’d. Notes	6.000	03/15/25		1,610	1,604,213
Costa Rica 0.1%
Autopistas del Sol SA, Sr. Sec’d. Notes	7.375	12/30/30		365	328,219
France 1.5%
Altice France SA, Sr. Sec’d. Notes, 144A(aa)	2.500	01/15/25	EUR	800	828,764
Banijay Group SAS, Sr. Unsec’d. Notes, 144A(aa)	6.500	03/01/26	EUR	1,400	1,311,733
La Financiere Atalian SASU,
Gtd. Notes(aa)	4.000	05/15/24	EUR	2,100	1,439,864
Gtd. Notes(aa)	5.125	05/15/25	EUR	1,275	866,269

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
Loxam SAS,
Sr. Sub. Notes(aa)	4.500%	04/15/27	EUR	1,630	$1,252,016
Sr. Sub. Notes(aa)	5.750	07/15/27	EUR	700	537,162
Sr. Sub. Notes, 144A(aa)	4.500	04/15/27	EUR	2,400	1,843,459
					8,079,267
Germany 1.6%
Atotech Alpha 2 BV, Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(aa)	8.750	06/01/23		2,125	2,010,421
Nidda BondCo GmbH, Gtd. Notes(aa)	5.000	09/30/25	EUR	2,068	2,158,780
Techem Verwaltungsgesellschaft 674 mbH, Sr. Sec’d. Notes	6.000	07/30/26	EUR	2,350	2,561,158
thyssenkrupp AG, Sr. Unsec’d. Notes	1.375	03/03/22	EUR	2,000	2,104,137
					8,834,496
Guatemala 0.2%
Comunicaciones Celulares SA Via Comcel Trust, Sr. Unsec’d. Notes	6.875	02/06/24		1,000	1,000,000
India 1.3%
ABJA Investment Co. Pte Ltd., Gtd. Notes(aa)	5.950	07/31/24		651	581,994
Delhi International Airport Ltd., Sr. Sec’d. Notes, 144A(aa)	6.450	06/04/29		905	791,159
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes(aa)	4.250	10/27/27		1,460	1,168,366
Greenko Dutch BV, Sr. Sec’d. Notes(aa)	5.250	07/24/24		1,000	893,129
Greenko Investment Co., Sr. Sec’d. Notes	4.875	08/16/23		1,000	896,667

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India (cont’d.)
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes(aa)	5.250%	04/28/27		2,000	$1,703,287
HT Global IT Solutions Holdings Ltd., Sr. Sec’d. Notes	7.000	07/14/21		1,330	1,118,385
					7,152,987
Indonesia 0.3%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes(aa)	4.450	05/05/24		1,660	1,435,900
Jamaica 0.6%
Digicel Group One Ltd.,
Sr. Sec’d. Notes	8.250	12/30/22		488	291,843
Sr. Sec’d. Notes, 144A	8.250	12/30/22		557	333,108
Digicel Group Two Ltd.,
Sr. Unsec’d. Notes	8.250	09/30/22		462	14,291
Sr. Unsec’d. Notes, 144A	8.250	09/30/22		243	7,516
Digicel Ltd.,
Gtd. Notes, 144A	6.750	03/01/23		5,020	1,956,533
Sr. Unsec’d. Notes	6.000	04/15/21(d)		500	301,437
Sr. Unsec’d. Notes, 144A	6.000	04/15/21		400	241,149
					3,145,877
Luxembourg 4.0%
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	7,400	7,339,724
Galapagos SA, Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750%	4.477(c)	06/15/21(d)	EUR	315	207
Intelsat Jackson Holdings SA,
Gtd. Notes(original cost $1,835,750; purchased 11/14/19-02/19/20)(f)	5.500	08/01/23		2,085	1,134,785
Gtd. Notes, 144A(original cost $3,444,737; purchased 03/07/19-09/12/19)(f)	9.750	07/15/25(d)		3,355	1,942,040

LHMC Finco 2 Sarl, Sr. Sec’d. Notes, 144A, Cash coupon 7.250% or PIK 8.000%	7.250	10/02/25	EUR	1,250	643,812

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg (cont’d.)

Mangrove Luxco III Sarl, Sr. Sec’d. Notes, 144A, Cash coupon 7.775% or PIK 9.000%	7.775%	10/09/25	EUR	2,288	$2,343,142
Monitchem HoldCo 2 SA, Gtd. Notes, 144A	9.500	09/15/26	EUR	3,000	3,061,113
Picard Bondco SA, Gtd. Notes	5.500	11/30/24	EUR	5,310	5,499,600
					21,964,423
Macau 0.2%
Wynn Macau Ltd., Sr. Unsec’d. Notes, 144A	5.125	12/15/29		1,200	1,156,804
Mexico 2.2%
Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A(aa)	7.450	11/15/29		450	337,167
Mexico City Airport Trust, Sr. Sec’d. Notes(aa)	3.875	04/30/28		1,470	1,238,600
Nemak SAB de CV, Sr. Unsec’d. Notes(aa)	4.750	01/23/25		1,370	1,173,698
Petroleos Mexicanos,
Gtd. Notes(aa)	5.350	02/12/28		2,500	1,869,383
Gtd. Notes(aa)	6.500	03/13/27		3,670	2,975,965
Gtd. Notes, 144A(aa)	6.490	01/23/27		3,758	3,054,712
Gtd. Notes, EMTN(aa)	2.750	04/21/27	EUR	1,915	1,509,637
					12,159,162
Netherlands 2.7%
OCI NV, Sr. Sec’d. Notes(aa)	3.125	11/01/24	EUR	2,400	2,562,848
Promontoria Holding 264 BV, Sr. Sec’d. Notes(aa)	6.750	08/15/23	EUR	2,200	1,646,653
Starfruit Finco BV/Starfruit US Holdco LLC, Gtd. Notes(aa)	6.500	10/01/26	EUR	4,650	4,850,560
United Group BV,
Sr. Sec’d. Notes, 144A(aa)	3.125	02/15/26	EUR	850	876,322
Sr. Sec’d. Notes, 144A(aa)	3.625	02/15/28	EUR	2,900	2,956,161

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)

UPC Holding BV, Sr. Sec’d. Notes(aa)	3.875%	06/15/29	EUR	1,900	$2,019,652
					14,912,196
Nigeria 0.2%
IHS Netherlands Holdco BV, Gtd. Notes, 144A(aa)	7.125	03/18/25		1,500	1,360,066
Peru 0.2%
Inkia Energy Ltd., Sr. Unsec’d. Notes	5.875	11/09/27		1,000	941,642
Puerto Rico 0.6%
Popular, Inc., Sr. Unsec’d. Notes	6.125	09/14/23		3,475	3,504,382
Russia 0.6%
Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes	5.950(ff)	04/15/30		1,500	1,441,409
Sub. Notes, 144A(aa)	5.950(ff)	04/15/30		985	946,525

Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	8.625	04/28/34		740	1,092,033
					3,479,967
Saint Lucia 0.5%
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., Sr. Sec’d. Notes, 144A	8.750	05/25/24		3,300	3,051,447
Saudi Arabia 0.3%
Arabian Centres Sukuk Ltd., Sr. Unsec’d. Notes, 144A	5.375	11/26/24		1,635	1,413,486
Valaris PLC,
Sr. Unsec’d. Notes(aa)	5.750	10/01/44		100	7,944
Sr. Unsec’d. Notes(aa)	7.750	02/01/26		2,391	190,707
					1,612,137

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Singapore 0.1%
Mulhacen Pte Ltd., Sr. Sec’d. Notes, Cash coupon 6.500% or PIK 7.250%(aa)	6.500%	08/01/23	EUR	1,050	$464,829
South Africa 1.2%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN(aa)	6.350	08/10/28		970	866,984
Sr. Unsec’d. Notes(aa)	5.750	01/26/21		1,905	1,707,273
Sr. Unsec’d. Notes(aa)	7.125	02/11/25		950	693,975
Sr. Unsec’d. Notes, EMTN(aa)	6.750	08/06/23		1,320	984,839
Sr. Unsec’d. Notes, MTN(aa)	8.450	08/10/28		1,240	874,122

Sasol Financing USA LLC, Gtd. Notes(aa)	5.875	03/27/24		1,930	1,282,874
					6,410,067
Spain 0.8%
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes	6.750	11/01/21	EUR	2,930	1,247,338
Sr. Sec’d. Notes, 144A	7.625	11/01/21		1,000	381,869
Foodco Bondco SL,
Sr. Sec’d. Notes(aa)	6.250	05/15/26	EUR	1,675	1,579,570
Sr. Sec’d. Notes, 144A(aa)	6.250	05/15/26	EUR	1,500	1,414,540
					4,623,317
Tunisia 0.4%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes	5.625	02/17/24	EUR	1,355	1,229,507
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	1,385	1,303,835
					2,533,342
Turkey 0.8%
KOC Holding A/S, Sr. Unsec’d. Notes, 144A(aa)	6.500	03/11/25		2,000	1,968,208
Turkiye Is Bankasi A/S,
Sr. Unsec’d. Notes, 144A, MTN(aa)	5.375	10/06/21		1,000	1,001,016
Sr. Unsec’d. Notes, EMTN(aa)	5.375	10/06/21		625	625,635

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Turkey (cont’d.)

Turkiye Sinai Kalkinma Bankasi A/S, Sr. Unsec’d. Notes, 144A(aa)	6.000%	01/23/25		700	$644,722
					4,239,581
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes(aa)	7.125	07/19/24	EUR	815	778,510
United Kingdom 4.3%
Atotech Alpha 3 BV/Alpha US Bidco, Inc., Gtd. Notes, 144A(aa)	6.250	02/01/25		1,820	1,741,166
Bracken MidCo1 PLC, Sr. Unsec’d. Notes, Cash coupon 8.875% or PIK 10.375%(aa)	8.875	10/15/23	GBP	1,052	1,063,206
Co-operative Group Holdings 2011 Ltd., Gtd. Notes(aa)	7.500	07/08/26	GBP	2,125	2,867,494
CPUK Finance Ltd., Sec’d. Notes	4.875	02/28/47	GBP	1,100	1,205,341
eG Global Finance PLC,
Sr. Sec’d. Notes, 144A(aa)	4.375	02/07/25	EUR	3,900	3,656,328
Sr. Sec’d. Notes, 144A(aa)	8.500	10/30/25		1,750	1,681,583

Jerrold Finco PLC, Sr. Sec’d. Notes, 144A(aa)	4.875	01/15/26	GBP	2,250	2,549,202
Motion Bondco DAC, Gtd. Notes, 144A(aa)	6.625	11/15/27		450	360,993
Motion Finco Sarl, Sr. Sec’d. Notes, 144A	7.000	05/15/25	EUR	1,300	1,428,759
Newday Bondco PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 6.500% (Cap N/A, Floor 6.500%)(aa)	7.261(c)	02/01/23	GBP	1,250	1,074,783
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes(aa)	5.000	04/15/27	GBP	2,450	3,087,646
Voyage Care BondCo PLC,
Sr. Sec’d. Notes(aa)	5.875	05/01/23	GBP	1,000	1,173,799
Sr. Sec’d. Notes, 144A(aa)	5.875	05/01/23	GBP	1,600	1,878,078
					23,768,378

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States 66.9%
Adient Global Holdings Ltd., Gtd. Notes	3.500%	08/15/24	EUR	2,500	$2,164,304
Adient U.S. LLC, Sr. Sec’d. Notes, 144A	9.000	04/15/25		250	260,692
AECOM, Gtd. Notes(aa)	5.875	10/15/24		1,475	1,559,909
Alliance Data Systems Corp., Gtd. Notes, 144A(aa)	4.750	12/15/24		1,300	965,989
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26		1,525	1,577,048
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		3,150	3,233,806

Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.875	06/01/29		850	823,964
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes(aa)	7.875	12/15/24(d)		6,450	12,152
AMC Entertainment Holdings, Inc., Gtd. Notes(aa)	6.375	11/15/24	GBP	4,500	1,678,324
American Axle & Manufacturing, Inc.,
Gtd. Notes(aa)	6.250	03/15/26		2,250	1,674,315
Gtd. Notes(aa)	6.500	04/01/27		1,150	866,682
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.500	05/20/25		725	735,857
Sr. Unsec’d. Notes(aa)	5.625	05/20/24		275	280,355
Sr. Unsec’d. Notes(aa)	5.750	05/20/27		2,225	2,265,768
Sr. Unsec’d. Notes(aa)	5.875	08/20/26		2,100	2,150,571

Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30		675	626,360
Anixter, Inc., Gtd. Notes(aa)	6.000	12/01/25		225	227,718
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A(aa)	5.750	01/15/28		2,750	2,024,420
Antero Resources Corp.,
Gtd. Notes(aa)	5.000	03/01/25		2,200	1,209,328
Gtd. Notes(aa)	5.375	11/01/21		700	626,656
Gtd. Notes(aa)	5.625	06/01/23		1,500	879,685

Aramark Services, Inc., Gtd. Notes, 144A	6.375	05/01/25		600	623,958

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000%	04/01/22		5,343	$4,150,465
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	9.875	04/01/27		1,925	1,851,862
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	04/01/25		750	759,709
Gtd. Notes	5.250	09/15/27		645	652,955

Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	5,050	5,073,459
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	5.000	01/30/28		1,200	1,156,071
Gtd. Notes, 144A(aa)	5.250	01/30/30		1,200	1,187,174
Gtd. Notes, 144A(aa)	6.125	04/15/25		3,975	4,022,887
Gtd. Notes, 144A(aa)	7.000	01/15/28		1,000	1,038,750
Gtd. Notes, 144A(aa)	7.250	05/30/29		1,340	1,432,335
Beazer Homes USA, Inc.,
Gtd. Notes(aa)	5.875	10/15/27		1,650	1,276,790
Gtd. Notes(aa)	7.250	10/15/29		1,425	1,106,062
Boeing Co. (The),
Sr. Unsec’d. Notes	5.150	05/01/30		2,875	2,875,000
Sr. Unsec’d. Notes	5.805	05/01/50		3,725	3,725,000

Brinker International, Inc., Gtd. Notes, 144A(aa)	5.000	10/01/24		800	673,246
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(aa)	5.250	10/15/25		5,000	3,931,780
Calpine Corp.,
Sr. Unsec’d. Notes(aa)	5.750	01/15/25		5,525	5,535,989
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28		7,175	6,994,133
Carnival Corp.,
Gtd. Notes	3.950	10/15/20		100	97,570
Sr. Sec’d. Notes, 144A	11.500	04/01/23		400	417,727

Carvana Co., Gtd. Notes, 144A	8.875	10/01/23		4,400	4,308,201
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A(aa)	2.375	03/01/28	EUR	2,300	2,352,475
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30		5,375	5,471,951
Sr. Unsec’d. Notes, 144A(aa)	5.375	06/01/29		2,500	2,636,823

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

CEC Entertainment, Inc., Gtd. Notes(aa)	8.000%	02/15/22		1,650	$115,243
Centene Corp., Sr. Unsec’d. Notes, 144A	4.250	12/15/27		825	862,992
Century Communities, Inc., Gtd. Notes(aa)	6.750	06/01/27		2,125	1,866,144
CenturyLink, Inc., Sr. Unsec’d. Notes, Series U(aa)	7.650	03/15/42		1,725	1,745,211
Chemours Co. (The),
Gtd. Notes(aa)	4.000	05/15/26	EUR	3,000	2,680,332
Gtd. Notes(aa)	6.625	05/15/23		3,360	3,187,427
Gtd. Notes(aa)	7.000	05/15/25		1,685	1,584,487

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(aa)	9.250	08/01/24		2,125	1,911,129
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A	9.250	02/15/24		6,213	5,167,637
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A(aa)	6.750	03/15/26		300	261,692
Sr. Sec’d. Notes, 144A	9.875	10/17/25		3,200	3,149,251
CNX Resources Corp.,
Gtd. Notes(aa)	5.875	04/15/22		2,217	2,203,893
Gtd. Notes, 144A(aa)	7.250	03/14/27		1,550	1,373,556

CommScope, Inc., Gtd. Notes, 144A(aa)	5.500	06/15/24		3,770	3,373,774
Constellium SE, Gtd. Notes, 144A(aa)	6.625	03/01/25		1,695	1,649,583
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(aa)	5.625	11/15/26		1,195	801,506
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	8.000	04/15/26		1,075	913,961
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(aa)	6.750	08/15/24		2,745	2,221,317
Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A(aa)	6.750	07/01/26		1,380	1,126,144
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25		1,125	1,017,333
Denbury Resources, Inc., Sec’d. Notes, 144A(aa)	9.000	05/15/21		300	53,094
Diamond BC BV, Sr. Unsec’d. Notes(aa)	5.625	08/15/25	EUR	2,500	2,041,501

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(aa)	7.875%	08/15/25(d)		700	$73,042
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(aa)	6.625	08/15/27		4,125	2,262,835
Sr. Sec’d. Notes, 144A(aa)	5.375	08/15/26		2,150	1,635,525

DISH DBS Corp., Gtd. Notes(aa)	7.750	07/01/26		2,805	2,762,925
Eldorado Resorts, Inc., Gtd. Notes(aa)	6.000	04/01/25		2,602	2,503,605
Embarq Corp., Sr. Unsec’d. Notes(aa)	7.995	06/01/36		5,760	6,019,456
Encompass Health Corp., Gtd. Notes(aa)	4.750	02/01/30		250	250,285
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.500	01/30/26		2,325	2,056,185
Energizer Gamma Acquisition BV, Gtd. Notes(aa)	4.625	07/15/26	EUR	3,500	3,816,298
Energy Transfer Operating LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	—(rr)		1,275	1,015,687
Entercom Media Corp.,
Gtd. Notes, 144A(aa)	7.250	11/01/24		355	223,666
Sec’d. Notes, 144A(aa)	6.500	05/01/27		1,060	779,265

Everi Payments, Inc., Gtd. Notes, 144A(aa)	7.500	12/15/25		1,680	1,377,888
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A(aa)	5.625	02/01/26		2,600	427,967
Gtd. Notes, 144A(aa)	7.375	05/15/24		1,595	249,432
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes(original cost $815,313; purchased 09/29/17-09/30/19)(aa)(f)	6.750	06/15/23		925	739,755
Sr. Unsec’d. Notes(original cost $414,438; purchased 01/28/19)(aa)(f)	6.500	05/01/21		475	382,173
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes(aa)	8.625	06/15/20		1,100	438,824
Sr. Unsec’d. Notes(aa)	8.625	06/15/20		3,975	1,882,736

Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(aa)	7.875	11/15/25		2,225	2,151,604

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes(aa)	4.750%	01/15/43	3,238	$2,103,747
Sr. Unsec’d. Notes(aa)	5.291	12/08/46	3,950	2,643,180
Sr. Unsec’d. Notes	8.500	04/21/23	3,000	2,970,355
Sr. Unsec’d. Notes	9.000	04/22/25	2,250	2,188,705

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(aa)	5.584	03/18/24	1,050	995,839
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	5.000	03/01/28	800	699,600
Gtd. Notes, 144A(aa)	8.000	04/15/24	1,225	1,207,659

Freeport-McMoRan, Inc., Gtd. Notes(aa)	3.875	03/15/23	2,178	2,174,537
Global Partners LP/GLP Finance Corp., Gtd. Notes(aa)	7.000	06/15/23	1,075	908,661
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.625	04/15/26	2,150	1,629,887
Golden Nugget, Inc.,
Gtd. Notes, 144A(aa)	8.750	10/01/25	1,725	995,304
Sr. Unsec’d. Notes, 144A(aa)	6.750	10/15/24	925	729,052
Gray Television, Inc.,
Gtd. Notes, 144A(aa)	5.125	10/15/24	150	148,043
Gtd. Notes, 144A(aa)	5.875	07/15/26	318	307,759

Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(aa)	5.750	12/01/25	2,250	2,045,038
Griffon Corp., Gtd. Notes	5.750	03/01/28	1,425	1,364,888
H&E Equipment Services, Inc., Gtd. Notes(aa)	5.625	09/01/25	1,150	1,095,243
Hanesbrands, Inc., Gtd. Notes, 144A	5.375	05/15/25	335	335,000
HCA, Inc., Gtd. Notes(aa)	5.625	09/01/28	2,600	2,883,876
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	1,025	1,012,027
Hexion, Inc., Gtd. Notes, 144A(aa)	7.875	07/15/27	1,570	1,444,036
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	5.750	10/01/25	1,625	906,590
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	900	466,820

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	5.375%	05/01/25		350	$350,821
Gtd. Notes, 144A	5.750	05/01/28		400	404,827

Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A(aa)	5.375	03/15/25		575	557,003
Howmet Aerospace, Inc., Sr. Unsec’d. Notes	6.875	05/01/25		575	588,156
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A(aa)	6.250	02/15/26		1,847	1,567,897
Infor US, Inc.,
Gtd. Notes	5.750	05/15/22	EUR	1,550	1,692,323
Gtd. Notes	6.500	05/15/22		2,555	2,557,490

International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250	01/15/27		1,500	1,456,457
Intrado Corp., Gtd. Notes, 144A	8.500	10/15/25		4,480	3,128,389
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		3,025	2,291,436
JBS Investments II GmbH, Gtd. Notes, 144A(aa)	5.750	01/15/28		755	737,362
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A(aa)	6.500	04/15/29		2,637	2,795,254
JELD-WEN, Inc., Sr. Sec’d. Notes, 144A	6.250	05/15/25		350	354,247
KB Home,
Gtd. Notes(aa)	4.800	11/15/29		500	464,419
Gtd. Notes(aa)	6.875	06/15/27		1,000	1,054,206

L Brands, Inc., Gtd. Notes(aa)	5.625	10/15/23		1,575	1,281,475
Levi Strauss & Co., Sr. Unsec’d. Notes, 144A	5.000	05/01/25		250	252,225
M/I Homes, Inc., Gtd. Notes, 144A	4.950	02/01/28		1,575	1,384,563
Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25		325	339,548
Marriott Ownership Resorts, Inc., Gtd. Notes, 144A(aa)	4.750	01/15/28		550	485,155
Masonite International Corp., Gtd. Notes, 144A(aa)	5.375	02/01/28		580	556,218

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	10.125%	08/01/24	2,425	$2,286,010
MEDNAX, Inc., Gtd. Notes, 144A(aa)	6.250	01/15/27	1,200	1,086,138
Meritage Homes Corp., Gtd. Notes(aa)	5.125	06/06/27	1,350	1,313,613
MGM Resorts International,
Gtd. Notes(aa)	6.000	03/15/23	1,800	1,745,977
Gtd. Notes	6.750	05/01/25	875	853,984

Michaels Stores, Inc., Gtd. Notes, 144A(aa)	8.000	07/15/27	1,525	1,063,261
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(aa)	5.375	08/15/27	700	709,922
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(aa)	5.000	10/15/27	1,900	1,937,465
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	575	235,457
Gtd. Notes, 144A	7.500	01/15/28	550	219,656

Nabors Industries, Inc., Gtd. Notes(aa)	5.750	02/01/25	2,775	632,909
National CineMedia LLC, Sr. Sec’d. Notes, 144A(aa)	5.875	04/15/28	2,075	1,494,115
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A(aa)	8.125	07/15/23	6,025	5,784,751
Navistar International Corp., Sr. Sec’d. Notes, 144A	9.500	05/01/25	900	943,249
NCR Corp., Gtd. Notes, 144A	8.125	04/15/25	400	424,117
New Home Co., Inc. (The), Gtd. Notes(aa)	7.250	04/01/22	3,050	2,637,081
Novelis Corp.,
Gtd. Notes, 144A(aa)	4.750	01/30/30	336	297,747
Gtd. Notes, 144A(aa)	5.875	09/30/26	1,355	1,318,535

NRG Energy, Inc., Gtd. Notes(aa)	5.750	01/15/28	1,340	1,447,213
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A(aa)	8.000	04/01/24	2,820	2,595,888
Patrick Industries, Inc., Gtd. Notes, 144A(aa)	7.500	10/15/27	875	822,456

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625%	01/15/27		2,475	$2,060,502
Performance Food Group, Inc., Gtd. Notes, 144A	5.500	10/15/27		150	142,417
PetSmart, Inc., Gtd. Notes, 144A(aa)	7.125	03/15/23		1,825	1,746,782
Pilgrim’s Pride Corp., Gtd. Notes, 144A(aa)	5.875	09/30/27		4,300	4,378,463
Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%(aa)	8.500	12/01/22		2,104	1,764,684
Post Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.500	12/15/29		925	931,310
Gtd. Notes, 144A(aa)	5.750	03/01/27		1,650	1,694,017
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.625	02/15/25		2,235	2,225,770
Sr. Unsec’d. Notes, 144A(aa)	6.875	02/15/23		1,240	1,227,639

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(aa)	7.250	04/01/25		2,050	1,777,039
Range Resources Corp.,
Gtd. Notes(aa)	4.875	05/15/25		600	464,343
Gtd. Notes(aa)	5.000	03/15/23		2,250	2,010,348
Gtd. Notes(aa)	5.875	07/01/22		217	179,825
Gtd. Notes, 144A(aa)	9.250	02/01/26		350	286,448
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A	8.250	11/15/26		4,956	5,499,321
Sr. Sec’d. Notes(aa)	4.500	05/15/26	EUR	1,500	1,716,107
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	3,150	3,671,635

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26		3,875	4,138,599
Rite Aid Corp.,
Gtd. Notes, 144A(aa)	6.125	04/01/23		2,341	2,138,543
Sr. Sec’d. Notes, 144A(aa)	7.500	07/01/25		884	869,766

RP Crown Parent LLC, Gtd. Notes, 144A(aa)	7.375	10/15/24		1,520	1,500,145
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(aa)	5.500	11/01/23		225	198,955
Gtd. Notes(aa)	5.625	12/01/25		575	474,856
Sec’d. Notes, 144A	8.750	04/30/25		1,050	1,065,587

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Scientific Games International, Inc.,
Gtd. Notes	6.625%	05/15/21	4,905	$4,386,740
Gtd. Notes, 144A(aa)	7.000	05/15/28	825	595,106
Gtd. Notes, 144A(aa)	7.250	11/15/29	825	589,780
Gtd. Notes, 144A(aa)	8.250	03/15/26	1,475	1,118,584

Scotts Miracle-Gro Co. (The), Gtd. Notes(aa)	4.500	10/15/29	1,350	1,319,406
Six Flags Theme Parks, Inc., Sr. Sec’d. Notes, 144A	7.000	07/01/25	275	286,601
Springleaf Finance Corp.,
Gtd. Notes(aa)	6.875	03/15/25	1,392	1,316,070
Gtd. Notes(aa)	7.125	03/15/26	3,050	2,844,941

Sprint Capital Corp., Gtd. Notes(aa)	8.750	03/15/32	2,460	3,457,613
SSL Robotics LLC, Sr. Sec’d. Notes, 144A(aa)	9.750	12/31/23	1,275	1,353,814
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	1,350	1,331,410
Station Casinos LLC, Gtd. Notes, 144A(aa)	5.000	10/01/25	600	499,898
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes(aa)	5.750	03/01/25	1,700	1,665,778
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A(aa)	6.500	03/15/27	1,375	1,357,177
Surgery Center Holdings, Inc., Gtd. Notes, 144A(aa)	10.000	04/15/27	1,325	1,242,013
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(aa)	5.500	01/15/28	3,575	2,422,371
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(aa)	5.375	02/01/27	1,125	957,830
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(aa)	5.875	01/31/25	1,600	1,512,281
Gtd. Notes, 144A(aa)	5.875	06/15/27	175	160,723
Gtd. Notes, 144A(aa)	6.000	09/01/23	650	629,207
Gtd. Notes, 144A(aa)	6.625	07/15/27	2,475	2,265,482

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(aa)	5.625%	03/01/24	1,803	$1,695,958
Gtd. Notes, 144A(aa)	5.875	04/15/23	425	410,309

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	425	425,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.625	07/15/24	350	345,869
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	4,400	4,393,391
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	525	449,727
Sr. Unsec’d. Notes(aa)	7.000	08/01/25	550	514,738

Terrier Media Buyer, Inc., Gtd. Notes, 144A(aa)	8.875	12/15/27	2,085	1,720,071
TopBuild Corp., Gtd. Notes, 144A(aa)	5.625	05/01/26	1,250	1,236,617
TPC Group, Inc., Sr. Sec’d. Notes, 144A(aa)	10.500	08/01/24	1,175	961,668
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26	1,925	728,954
Gtd. Notes, 144A	8.000	02/01/27	975	378,531

Tronox Finance PLC, Gtd. Notes, 144A(aa)	5.750	10/01/25	230	209,978
Tronox, Inc.,
Gtd. Notes, 144A(aa)	6.500	04/15/26	3,375	3,054,907
Sr. Sec’d. Notes, 144A	6.500	05/01/25	850	857,702

Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A(aa)	6.750	06/01/27	825	648,825
U.S. Concrete, Inc., Gtd. Notes(aa)	6.375	06/01/24	4,800	4,530,151
United Rentals North America, Inc.,
Gtd. Notes(aa)	4.000	07/15/30	800	751,504
Gtd. Notes(aa)	4.875	01/15/28	4,875	4,890,121
Gtd. Notes(aa)	5.250	01/15/30	1,475	1,478,623
Gtd. Notes(aa)	6.500	12/15/26	1,950	2,043,548
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	05/15/23	990	949,547
Sr. Sec’d. Notes, 144A	9.500	05/01/25	100	101,850

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Vail Resorts, Inc., Gtd. Notes, 144A	6.250%	05/15/25	380	$391,645
Valvoline, Inc., Gtd. Notes, 144A(aa)	4.250	02/15/30	550	535,083
Vector Group Ltd.,
Gtd. Notes, 144A(aa)	10.500	11/01/26	625	585,370
Sr. Sec’d. Notes, 144A(aa)	6.125	02/01/25	2,075	2,012,782

Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A(aa)	5.750	07/15/25	1,604	1,116,492
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(aa)	4.250	12/01/26	1,485	1,390,115
Gtd. Notes, 144A(aa)	4.625	12/01/29	1,205	1,112,859
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	1,330	1,357,823
Gtd. Notes, 144A(aa)	5.625	02/15/27	2,000	2,107,517

WPX Energy, Inc., Sr. Unsec’d. Notes(aa)	5.250	10/15/27	2,425	2,110,527
Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A(aa)	4.625	03/01/30	675	573,515
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	610	573,464
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	275	281,477
XPO Logistics, Inc.,
Gtd. Notes, 144A(aa)	6.125	09/01/23	250	253,043
Gtd. Notes, 144A(aa)	6.750	08/15/24	2,550	2,629,451

Yum! Brands, Inc., Sr. Unsec’d. Notes, 144A	7.750	04/01/25	100	109,205
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A(aa)	9.875	06/15/23	1,843	1,829,268
				370,180,647
Vietnam 0.1%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes, 144A(aa)	5.125	05/07/29	530	503,278
Zambia 0.9%
First Quantum Minerals Ltd.,
Gtd. Notes, 144A(aa)	6.875	03/01/26	1,188	1,042,845

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Zambia (cont’d.)
First Quantum Minerals Ltd., (cont’d.)
Gtd. Notes, 144A(aa)	7.250%	05/15/22		1,850	$1,742,532
Gtd. Notes, 144A(aa)	7.500	04/01/25		2,245	1,972,087
					4,757,464

Total Corporate Bonds (cost $649,524,023)					565,545,149
Sovereign Bonds 15.6%
Angola 0.4%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		1,120	490,038
Sr. Unsec’d. Notes	9.375	05/08/48		490	209,944
Sr. Unsec’d. Notes	9.500	11/12/25		2,880	1,367,256
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49		350	150,006
					2,217,244
Argentina 1.7%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	4.625	01/11/23		3,225	903,354
Sr. Unsec’d. Notes	5.625	01/26/22		10,550	2,953,927
Sr. Unsec’d. Notes	6.875	04/22/21		770	221,850
Sr. Unsec’d. Notes	7.500	04/22/26		2,970	802,631
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	7,114	2,533,491
Sr. Unsec’d. Notes	8.280	12/31/33		1,935	678,524
Provincia de Buenos Aires/Government Bonds,
Sr. Unsec’d. Notes	9.125	03/16/24		1,910	525,822
Sr. Unsec’d. Notes	9.950	06/09/21		3,585	972,574
					9,592,173
Bahrain 0.5%
Bahrain Government International Bond,
Sr. Unsec’d. Notes(aa)	6.750	09/20/29		1,240	1,201,260
Sr. Unsec’d. Notes(aa)	7.500	09/20/47		1,471	1,396,731
					2,597,991

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Costa Rica 0.4%
Costa Rica Government International Bond, Sr. Unsec’d. Notes	7.158%	03/12/45		3,000	$2,325,671
Dominican Republic 0.7%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	6.850	01/27/45		1,840	1,570,639
Sr. Unsec’d. Notes	7.450	04/30/44		2,300	2,078,484
					3,649,123
Ecuador 0.3%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	8.875	10/23/27		1,100	313,501
Sr. Unsec’d. Notes	10.750	03/28/22		3,270	1,044,091
Sr. Unsec’d. Notes	10.750	01/31/29		1,200	346,285
					1,703,877
Egypt 1.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	4.550	11/20/23		1,185	1,116,211
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	900	867,650
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	1,575	1,450,108
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	590	568,792
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	850	791,734
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,480	1,333,533
					6,128,028
El Salvador 0.4%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.750	01/24/23		1,530	1,317,788
Sr. Unsec’d. Notes	8.250	04/10/32		1,000	815,046
					2,132,834

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Gabon 0.3%
Gabon Government International Bond,
Bonds	6.375%	12/12/24		1,410	$1,015,761
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		650	458,465
					1,474,226
Ghana 0.9%
Ghana Government International Bond,
Sr. Unsec’d. Notes	7.625	05/16/29		1,310	1,010,510
Sr. Unsec’d. Notes	7.875	03/26/27		630	502,722
Sr. Unsec’d. Notes	8.125	01/18/26		2,550	2,100,441
Sr. Unsec’d. Notes, 144A	6.375	02/11/27		1,060	819,432
Sr. Unsec’d. Notes, 144A	7.875	02/11/35		325	244,583
					4,677,688
Iraq 0.6%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		525	382,195
Sr. Unsec’d. Notes	6.752	03/09/23		3,745	2,834,984
					3,217,179
Ivory Coast 0.7%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	1,520	1,533,113
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	1,480	1,296,214
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	945	850,527
					3,679,854
Kenya 0.3%
Kenya Government International Bond,
Sr. Unsec’d. Notes	6.875	06/24/24		950	873,545
Sr. Unsec’d. Notes	8.000	05/22/32		900	815,410
					1,688,955

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Lebanon 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100%	10/04/22(d)	2,000	$327,573
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)	2,550	416,408
				743,981
Mongolia 0.3%
Mongolia Government International Bond,
Sr. Unsec’d. Notes	5.625	05/01/23	835	740,285
Sr. Unsec’d. Notes, EMTN	8.750	03/09/24	270	258,881
Sr. Unsec’d. Notes, EMTN	10.875	04/06/21	800	788,899
				1,788,065
Mozambique 0.2%
Mozambique International Bond, Unsec’d. Notes	5.000	09/15/31	1,625	1,121,855
Nigeria 0.6%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.625	11/21/25	575	480,468
Sr. Unsec’d. Notes	7.696	02/23/38	1,010	743,383
Sr. Unsec’d. Notes	7.875	02/16/32	1,720	1,303,802
Sr. Unsec’d. Notes	8.747	01/21/31	910	730,517
				3,258,170
Oman 0.3%
Oman Government International Bond,
Sr. Unsec’d. Notes	5.375	03/08/27	1,420	1,087,098
Sr. Unsec’d. Notes	6.500	03/08/47	1,120	787,919
				1,875,017
Pakistan 0.6%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	04/15/24	1,840	1,739,499

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Pakistan (cont’d.)
Third Pakistan International Sukuk Co. Ltd. (The),
Sr. Unsec’d. Notes	5.500%	10/13/21		775	$731,015
Sr. Unsec’d. Notes	5.625	12/05/22		870	802,376
					3,272,890
Senegal 0.2%
Senegal Government International Bond, Sr. Unsec’d. Notes	4.750	03/13/28	EUR	890	845,855
South Africa 0.3%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes(aa)	5.875	09/16/25		1,000	999,286
Sr. Unsec’d. Notes(aa)	5.875	06/22/30		640	588,403
					1,587,689
Sri Lanka 0.4%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.875	07/25/22		3,300	2,074,058
Sr. Unsec’d. Notes	6.825	07/18/26		660	380,821
					2,454,879
Turkey 2.6%
Turkey Government International Bond,
Sr. Unsec’d. Notes(aa)	4.875	10/09/26		3,000	2,638,468
Sr. Unsec’d. Notes(aa)	6.000	03/25/27		3,000	2,760,678
Sr. Unsec’d. Notes(aa)	6.000	01/14/41		1,220	978,239
Sr. Unsec’d. Notes(aa)	6.875	03/17/36		3,270	2,942,404
Turkiye Ihracat Kredi Bankasi A/S,
Sr. Unsec’d. Notes(aa)	4.250	09/18/22		2,300	2,192,862
Sr. Unsec’d. Notes(aa)	5.000	09/23/21		1,140	1,137,233
Sr. Unsec’d. Notes(aa)	6.125	05/03/24		1,750	1,669,622
					14,319,506

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine 1.7%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	7.750%	09/01/21	2,155	$2,077,958
Sr. Unsec’d. Notes	7.750	09/01/22	1,310	1,252,490
Sr. Unsec’d. Notes	7.750	09/01/23	1,025	974,499
Sr. Unsec’d. Notes	7.750	09/01/25	2,350	2,195,197
Sr. Unsec’d. Notes	7.750	09/01/26	660	610,602
Sr. Unsec’d. Notes	8.994	02/01/24	650	635,300
Sr. Unsec’d. Notes	9.750	11/01/28	1,840	1,807,485
				9,553,531
Zambia 0.0%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500	04/14/24	340	111,409
Total Sovereign Bonds (cost $129,382,269)				86,017,690

	Shares
Common Stocks 0.6%
Colombia 0.0%
Frontera Energy Corp.	44,076	142,422
United States 0.6%
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,397	3,311,310

Total Common Stocks (cost $1,805,697)		3,453,732

Total Long-Term Investments (cost $856,751,541)		721,345,179

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value

Short-Term Investment
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $12,563)(w)	12,563	$12,563

TOTAL INVESTMENTS 130.5% (cost $856,764,104)		721,357,742
Liabilities in excess of other assets(z) (30.5)%		(168,472,331)

Net Assets 100.0%		$552,885,411

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
GMTN—Global Medium Term Note
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $16,105,070 and 2.9% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $ 422,618,088 segregated as collateral for amount of $179,000,000 borrowed and outstanding as of April 30, 2020.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $6,510,238. The aggregate value of $4,198,753 is 0.8% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Forward foreign currency exchange contracts outstanding at April 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/05/20	Citibank, N.A.	GBP	21,209	$26,184,447	$26,712,850	$528,403	$—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	GBP	4,044	4,667,027	5,093,542	426,515	—
Expiring 05/05/20	UBS AG	GBP	6,664	8,269,749	8,393,293	123,544	—
Expiring 06/02/20	Citibank, N.A.	GBP	878	1,105,690	1,105,639	—	(51)
Euro,
Expiring 05/05/20	Citibank, N.A.	EUR	15,929	17,500,735	17,457,167	—	(43,568)
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	EUR	97,296	105,594,843	106,630,345	1,035,502	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	EUR	2,474	2,729,983	2,711,270	—	(18,713)
				$166,052,474	$168,104,106	2,113,964	(62,332)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/05/20	Citibank, N.A.	GBP	25,383	$29,375,452	$31,969,627	$—	$(2,594,175)
Expiring 05/05/20	Citibank, N.A.	GBP	1,618	1,985,758	2,037,648	—	(51,890)
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	GBP	4,917	6,103,765	6,192,411	—	(88,646)
Expiring 06/02/20	Citibank, N.A.	GBP	21,209	26,188,901	26,715,997	—	(527,096)
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	GBP	454	572,982	572,133	849	—
Euro,
Expiring 05/05/20	Barclays Bank PLC	EUR	1,621	1,771,248	1,776,979	—	(5,731)
Expiring 05/05/20	Citibank, N.A.	EUR	5,857	6,363,210	6,419,148	—	(55,938)
Expiring 05/05/20	UBS AG	EUR	106,354	115,233,453	116,558,186	—	(1,324,733)
Expiring 05/05/20	UBS AG	EUR	1,865	2,016,508	2,044,468	—	(27,960)
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	EUR	97,296	105,663,436	106,689,350	—	(1,025,914)
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	EUR	4,584	5,024,120	5,026,808	—	(2,688)
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	EUR	1,113	1,205,916	1,220,145	—	(14,229)
				$301,504,749	$307,222,900	849	(5,719,000)
						$2,114,813	$(5,781,332)

PGIM Global High Yield Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Credit default swap agreement outstanding at April 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)	117,960	$6,906,456	$5,369,372	$(1,537,084)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).